Impairment testing (Tables)	12 Months Ended
Dec. 31, 2017
Impairment testing
Schedule of main assumptions used in determining value in use

The main assumptions used in determining value in use at December 31, 2017, are as follows:

Assumptions

Net average pulp price - U.S. Dollar/ton (*)	641
Average exchange rate in the period - R$/U.S. Dollar	3.71
Discount rate - WACC (nominal and real) - %	9.37 and 6.91

(*) The net average pulp price was obtained from external sources in the sector and it is consistent with the Company’s strategic budget.